Quarterly Holdings Report
for
Fidelity® Series International Small Cap Fund
January 31, 2022
SCF-S-NPRT1-0422
1.907961.112
Common Stocks - 96.3%
	Shares	Value ($)
Australia - 0.3%
Flight Centre Travel Group Ltd. (a)	182,600	2,166,048
Imdex Ltd.	3,871,569	8,099,509
Kogan.Com Ltd. (b)	385,783	1,703,605
Lynas Rare Earths Ltd. (a)	440,000	2,842,005
TOTAL AUSTRALIA		14,811,167
Austria - 0.4%
EVN AG	69,000	2,031,143
Mayr-Melnhof Karton AG	24,700	4,805,461
Wienerberger AG	248,000	8,979,347
TOTAL AUSTRIA		15,815,951
Bailiwick of Jersey - 0.6%
Integrated Diagnostics Holdings PLC (c)	19,529,616	25,612,354
Belgium - 1.3%
Azelis Group NV	541,587	13,790,280
Econocom Group SA	806,500	3,225,242
Fagron NV	485,500	8,345,683
KBC Ancora	643,411	31,003,865
TOTAL BELGIUM		56,365,070
Bermuda - 0.3%
Kerry Properties Ltd.	1,550,000	4,378,541
Lancashire Holdings Ltd.	1,356,400	10,042,540
TOTAL BERMUDA		14,421,081
Brazil - 0.1%
LOG Commercial Properties e Participacoes SA	1,016,567	5,413,931
Canada - 2.8%
CAE, Inc. (a)	640,000	16,161,743
Cogeco Communications, Inc.	57,300	4,703,365
Computer Modelling Group Ltd.	524,050	1,970,624
ECN Capital Corp.	1,235,550	5,190,447
McCoy Global, Inc. (a)	1,107,650	644,818
MTY Food Group, Inc.	96,600	4,319,509
North West Co., Inc.	111,800	3,082,713
Parkland Corp.	182,500	4,852,692
Pason Systems, Inc.	187,150	1,856,556
Richelieu Hardware Ltd.	1,071,905	42,145,940
Summit Industrial Income REIT	1,989,400	33,804,854
Total Energy Services, Inc. (a)	343,900	1,845,099
TOTAL CANADA		120,578,360
Cayman Islands - 0.4%
Chlitina Holding Ltd.	1,800,000	13,689,997
Greatview Aseptic Pack Co. Ltd.	719,000	276,208
WH Group Ltd. (c)	5,700,000	3,813,356
TOTAL CAYMAN ISLANDS		17,779,561
China - 0.1%
COSCO Shipping Energy Transportation Co. Ltd. (H Shares)	6,000,000	2,271,819
Denmark - 1.6%
Netcompany Group A/S (c)	303,151	22,270,777
SimCorp A/S	220,279	20,538,845
Spar Nord Bank A/S	1,768,964	25,438,460
TOTAL DENMARK		68,248,082
Finland - 0.6%
Admicom OYJ	48,000	4,116,173
Huhtamaki Oyj	115,489	4,553,005
Musti Group OYJ	495,078	14,796,157
Olvi PLC (A Shares)	74,900	4,064,260
TOTAL FINLAND		27,529,595
France - 3.8%
Altarea SCA	21,100	3,760,655
Antin Infrastructure Partners SA	70,000	2,130,987
ARGAN SA	80,600	10,158,768
Exclusive Networks SA	180,000	2,952,730
Laurent-Perrier Group SA	149,831	17,034,344
Lectra	891,600	38,279,497
LISI	710,508	22,466,427
Maisons du Monde SA (c)	472,100	10,779,188
Somfy SA	20,800	3,829,621
Stef SA	51,700	6,032,530
Thermador Groupe SA	27,000	2,962,912
Vetoquinol SA	278,074	40,834,466
Vicat SA	74,000	3,066,580
TOTAL FRANCE		164,288,705
Germany - 4.5%
CompuGroup Medical AG	203,417	13,482,979
CTS Eventim AG (a)	1,154,538	82,073,022
DIC Asset AG	477,900	8,220,893
Nexus AG	618,016	43,811,000
NORMA Group AG	86,000	3,123,306
Rheinmetall AG	87,591	9,157,622
Scout24 AG (c)	278,500	16,638,833
Shop Apotheke Europe NV (a)(c)	32,700	4,251,390
Synlab AG (a)	180,000	4,139,457
Talanx AG	85,000	4,068,204
Wacker Chemie AG	31,800	4,640,895
TOTAL GERMANY		193,607,601
Greece - 0.1%
Mytilineos SA	234,500	4,011,495
Hungary - 0.1%
Richter Gedeon PLC	152,100	4,008,867
India - 1.3%
Embassy Office Parks (REIT)	5,711,200	28,284,234
Indian Energy Exchange Ltd. (c)	9,035,208	28,779,761
TOTAL INDIA		57,063,995
Indonesia - 0.1%
PT Selamat Sempurna Tbk	28,033,700	2,576,877
Ireland - 1.0%
Adient PLC (a)	47,100	1,976,787
Bank of Ireland Group PLC (a)	500,000	3,369,937
Cairn Homes PLC	8,742,034	12,242,003
Irish Residential Properties REIT PLC	11,209,600	21,107,294
Mincon Group PLC	3,865,000	5,707,008
TOTAL IRELAND		44,403,029
Israel - 1.7%
Ituran Location & Control Ltd.	1,069,635	25,735,418
Maytronics Ltd.	787,093	16,784,222
Strauss Group Ltd.	594,464	19,681,502
Tel Aviv Stock Exchange Ltd.	1,791,957	11,525,951
TOTAL ISRAEL		73,727,093
Italy - 2.5%
Intercos SpA (a)	269,000	3,877,081
Interpump Group SpA	1,615,037	99,734,371
MARR SpA	131,400	2,798,092
TOTAL ITALY		106,409,544
Japan - 31.1%
Ai Holdings Corp.	649,692	10,068,923
Aoki Super Co. Ltd.	214,637	5,332,948
Arcland Sakamoto Co. Ltd.	193,700	2,645,521
Artnature, Inc.	1,119,300	6,823,397
ASKUL Corp.	325,000	3,966,527
Aucnet, Inc.	656,460	8,682,400
Azbil Corp.	3,092,425	121,463,381
Bank of Kyoto Ltd.	61,153	2,851,117
BayCurrent Consulting, Inc.	11,300	4,288,563
Broadleaf Co. Ltd. (d)	5,982,673	18,260,955
Central Automotive Products Ltd.	125,279	2,734,514
CKD Corp.	149,900	2,767,220
Curves Holdings Co. Ltd.	4,457,159	27,203,220
Daiichikosho Co. Ltd.	949,914	26,916,875
Daikokutenbussan Co. Ltd.	197,500	7,756,117
Digital Hearts Holdings Co. Ltd.	1,067,850	16,088,100
Dip Corp.	121,200	3,837,125
Dowa Holdings Co. Ltd.	98,000	4,248,672
Eiken Chemical Co. Ltd.	129,200	1,936,704
Elecom Co. Ltd.	190,000	2,299,628
Food & Life Companies Ltd.	103,300	3,095,084
Fujitec Co. Ltd.	461,700	10,981,301
Funai Soken Holdings, Inc.	961,057	19,917,555
GMO Internet, Inc.	221,181	4,732,303
Goldcrest Co. Ltd.	1,743,600	27,335,765
Inaba Denki Sangyo Co. Ltd.	336,300	7,793,474
Iwatani Corp.	63,000	2,970,053
Iwatsuka Confectionary Co. Ltd.	105,800	3,564,200
Japan Lifeline Co. Ltd.	127,400	1,115,301
JEOL Ltd.	862,600	47,031,009
JINS Holdings, Inc.	62,600	3,869,945
JTOWER, Inc. (a)	70,000	3,207,502
Kamigumi Co. Ltd.	250,000	4,830,872
Kobayashi Pharmaceutical Co. Ltd.	360,400	28,065,414
Koshidaka Holdings Co. Ltd.	3,555,459	19,304,729
Kusuri No Aoki Holdings Co. Ltd.	290,058	17,302,864
Kyoritsu Maintenance Co. Ltd.	138,300	4,947,412
Lasertec Corp.	464,560	104,218,215
Maruwa Ceramic Co. Ltd.	28,000	3,684,010
MCJ Co. Ltd.	440,000	3,777,466
Medikit Co. Ltd.	559,600	12,300,946
Meitec Corp.	67,000	3,925,172
Mirait Holdings Corp.	18,200	302,154
Miroku Jyoho Service Co., Ltd.	752,191	7,871,633
Misumi Group, Inc.	1,456,300	47,245,112
Mitsuboshi Belting Ltd.	638,552	11,774,579
Monex Group, Inc.	380,000	1,926,550
Nabtesco Corp.	1,006,636	31,466,405
Nagaileben Co. Ltd.	1,571,000	28,701,113
Nihon Parkerizing Co. Ltd.	5,251,868	47,606,984
Nitto Kohki Co. Ltd.	228,200	3,302,065
NOF Corp.	175,500	8,036,170
NS Tool Co. Ltd. (d)	1,317,600	16,285,370
NSD Co. Ltd.	1,289,680	22,027,570
OBIC Co. Ltd.	565,900	93,498,943
OSG Corp.	2,215,675	39,007,551
PALTAC Corp.	120,000	4,599,264
Paramount Bed Holdings Co. Ltd.	1,123,912	18,702,744
Poletowin Pitcrew Holdings, Inc.	918,677	7,535,307
ProNexus, Inc.	1,041,377	9,940,557
Qol Holdings Co. Ltd.	180,400	2,101,518
Relo Group, Inc.	273,600	4,937,540
Renesas Electronics Corp. (a)	291,200	3,342,048
Roland Corp.	185,000	7,056,958
San-Ai Oil Co. Ltd.	1,956,110	15,941,838
Sekisui Jushi Corp.	116,700	2,061,736
Seria Co. Ltd.	75,600	1,902,492
SHO-BOND Holdings Co. Ltd.	1,437,200	62,935,425
Shoei Co. Ltd. (d)	1,516,600	58,396,050
SK Kaken Co. Ltd.	73,804	23,941,098
Software Service, Inc.	185,500	9,445,719
Sumco Corp.	381,100	7,025,995
Techno Medica Co. Ltd.	283,000	3,929,981
The Monogatari Corp.	238,696	12,971,749
TIS, Inc.	660,000	17,358,437
Tocalo Co. Ltd.	1,642,949	19,965,260
Tsuruha Holdings, Inc.	65,035	5,238,204
Ushio, Inc.	200,000	3,108,086
USS Co. Ltd.	1,811,400	29,563,303
Welcia Holdings Co. Ltd.	501,770	13,551,730
YAKUODO Holdings Co. Ltd.	642,500	13,028,534
Yamato Holdings Co. Ltd.	210,000	4,471,792
TOTAL JAPAN		1,340,248,063
Korea (South) - 0.5%
BGF Retail Co. Ltd.	123,588	16,739,186
Hansol Chemical Co. Ltd.	16,420	2,951,354
Soulbrain Co. Ltd.	15,000	3,107,133
TOTAL KOREA (SOUTH)		22,797,673
Luxembourg - 0.6%
B&M European Value Retail SA	697,231	5,339,132
Stabilus SA	332,400	22,384,317
TOTAL LUXEMBOURG		27,723,449
Mexico - 0.1%
Bolsa Mexicana de Valores S.A.B. de CV	1,273,400	2,171,719
Netherlands - 5.6%
Aalberts Industries NV	2,234,935	136,621,861
AerCap Holdings NV (a)	599,000	37,737,000
Arcadis NV	107,100	4,688,313
Boskalis Westminster	140,000	3,963,388
Euronext NV (c)	24,400	2,352,460
IMCD NV	207,000	35,608,129
Intertrust NV (a)(c)	260,000	5,652,000
RHI Magnesita NV	112,000	5,165,960
Van Lanschot NV (Bearer)	305,761	7,702,462
TOTAL NETHERLANDS		239,491,573
New Zealand - 0.1%
EBOS Group Ltd.	150,000	3,856,154
Norway - 2.1%
Atea ASA	172,647	2,923,896
Europris ASA (c)	1,194,800	8,924,135
Kongsberg Gruppen ASA	1,325,506	40,170,912
Medistim ASA	382,845	13,220,722
Sbanken ASA (c)	866,332	9,220,289
Selvaag Bolig ASA	840,200	4,945,096
Volue A/S (a)	1,599,402	9,533,520
TOTAL NORWAY		88,938,570
Singapore - 0.2%
Boustead Singapore Ltd.	8,309,900	6,020,318
Keppel DC (REIT)	2,109,100	3,347,974
TOTAL SINGAPORE		9,368,292
South Africa - 0.4%
Clicks Group Ltd.	961,031	18,403,757
Spain - 0.9%
Cie Automotive SA	179,800	5,222,669
Compania de Distribucion Integral Logista Holdings SA	508,400	10,285,956
Fluidra SA	755,020	24,041,431
TOTAL SPAIN		39,550,056
Sweden - 9.6%
Addlife AB	3,021,231	86,923,655
AddTech AB (B Shares)	6,853,865	126,788,617
Arjo AB	370,000	3,697,755
BHG Group AB (a)(b)	482,900	4,628,846
Dometic Group AB (c)	345,600	3,828,325
Hemnet Group AB (a)	1,148,924	20,722,146
HEXPOL AB (B Shares)	535,400	6,388,247
Instalco AB	551,500	4,009,025
INVISIO AB	1,082,756	13,921,828
John Mattson Fastighetsforetag (a)	943,932	17,363,377
Lagercrantz Group AB (B Shares)	9,398,259	106,374,810
MIPS AB	21,400	2,127,667
Stillfront Group AB (a)(b)	3,404,467	16,570,711
TOTAL SWEDEN		413,345,009
Switzerland - 1.4%
Dufry AG (a)	112,160	5,812,365
Galenica AG (c)	46,000	3,248,701
Kardex AG	14,990	4,160,838
Tecan Group AG	92,515	44,981,937
VZ Holding AG	41,172	3,859,229
TOTAL SWITZERLAND		62,063,070
Taiwan - 0.5%
Addcn Technology Co. Ltd.	1,948,764	16,073,458
eMemory Technology, Inc.	52,000	3,038,167
International Games Systems Co. Ltd.	124,000	3,206,611
TOTAL TAIWAN		22,318,236
United Kingdom - 16.5%
Abcam PLC (a)	217,200	3,912,353
Alliance Pharma PLC	26,870,070	39,332,464
Avon Rubber PLC	1,351,686	20,777,397
Beazley PLC (a)	850,000	5,643,328
Bodycote PLC	3,470,161	37,319,037
Brewin Dolphin Holding PLC	998,300	4,432,548
Clarkson PLC	893,615	39,772,987
Close Brothers Group PLC	1,429	24,832
Computacenter PLC	60,200	2,167,743
Dechra Pharmaceuticals PLC	1,929,976	108,404,943
Discoverie Group PLC	380,100	4,389,057
Domino's Pizza UK & IRL PLC	736,300	3,860,099
DP Poland PLC (a)(d)	34,327,430	2,533,712
Energean PLC (a)(b)	163,200	2,085,362
FDM Group Holdings PLC	187,700	2,745,307
GetBusy PLC (a)	151,694	147,918
Grainger Trust PLC	2,356,700	9,597,589
H&T Group PLC	600,000	2,270,925
Harbour Energy PLC (a)	1,375,800	6,713,365
Helios Towers PLC (a)	5,212,116	10,774,525
Hill & Smith Holdings PLC	339,720	6,878,295
Howden Joinery Group PLC	3,142,682	34,671,457
Hyve Group PLC (a)	1,150,000	1,578,213
InterContinental Hotel Group PLC (a)	40,000	2,642,938
J.D. Wetherspoon PLC (a)	735,000	8,924,130
Jet2 PLC (a)	280,000	4,986,676
LSL Property Services PLC	694,900	3,712,062
Mears Group PLC	1,500,000	3,960,469
Mitie Group PLC	2,611,202	2,115,827
Mondi PLC	89,000	2,226,708
Naked Wines PLC (a)(b)	468,914	3,307,708
On The Beach Group PLC (a)(c)	1,651,900	6,462,044
Rightmove PLC	6,170,370	54,382,560
Sabre Insurance Group PLC (c)	1,300,000	3,993,078
Softcat PLC	222,845	4,937,732
Spectris PLC	2,280,228	104,055,235
Spirax-Sarco Engineering PLC	657,199	118,463,912
Tate & Lyle PLC	525,362	5,025,220
Ten Entertainment Group PLC (a)	887,600	3,249,835
Ultra Electronics Holdings PLC	560,736	21,999,487
Vistry Group PLC	350,000	4,852,650
TOTAL UNITED KINGDOM		709,331,727
United States of America - 3.1%
Autoliv, Inc.	234,700	23,244,688
Concentrix Corp.	20,000	4,019,800
Morningstar, Inc.	179,500	51,590,095
PriceSmart, Inc.	290,788	20,765,171
ResMed, Inc.	140,400	32,095,440
TOTAL UNITED STATES OF AMERICA		131,715,194
TOTAL COMMON STOCKS (Cost $2,675,657,674)		4,150,266,719

Nonconvertible Preferred Stocks - 1.0%
	Shares	Value ($)
Germany - 1.0%
Sartorius AG (non-vtg.) (Cost $2,062,410)	81,737	44,127,945

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (e)	100,252,430	100,272,481
Fidelity Securities Lending Cash Central Fund 0.08% (e)(f)	9,019,145	9,020,047
TOTAL MONEY MARKET FUNDS (Cost $109,291,568)		109,292,528

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,787,011,652)	4,303,687,192
NET OTHER ASSETS (LIABILITIES) - 0.1%	5,135,208
NET ASSETS - 100.0%	4,308,822,400

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $155,826,691 or 3.6% of net assets.

(d)	Affiliated company
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	144,309,124	311,175,745	355,212,388	21,037	-	-	100,272,481	0.2%
Fidelity Securities Lending Cash Central Fund 0.08%	15,744,442	28,399,852	35,124,247	14,116	-	-	9,020,047	0.0%
Total	160,053,566	339,575,597	390,336,635	35,153	-	-	109,292,528

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Avon Rubber PLC	48,128,171	906,879	7,072,135	-	(11,611,185)	(9,574,333)	-
Broadleaf Co. Ltd.	28,718,099	-	-	187,341	-	(10,457,144)	18,260,955
DP Poland PLC	3,295,626	242,908	-	-	-	(1,004,822)	2,533,712
NS Tool Co. Ltd.	17,657,258	-	-	-	-	(1,371,888)	16,285,370
Shoei Co. Ltd.	67,483,152	-	-	196,839	-	(9,087,102)	58,396,050
Total	165,282,306	1,149,787	7,072,135	384,180	(11,611,185)	(31,495,289)	95,476,087

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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